Schedule of Estimated Amortization Expense (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 4,073,715	$ 4,829,655
2026	1,583,715	4,509,655
2027	1,101,289	2,642,155
2027		1,245,517
Thereafter		4,454,892
Total	14,994,949	$ 17,681,874	$ 23,982,495
Year 1	1,018,428
Year 4 & Thereafter	$ 7,217,802